Inventory (Tables)	6 Months Ended
Jun. 30, 2020
Inventory [Abstract]
Schedule Of Inventory

	June 30, 2020	December 31, 2019
Finished goods	$817	$1,120
Raw materials	806	668
	$1,623	$1,788